Material accounting policies and new accounting standards (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of subsidiaries
The Company’s principal subsidiaries, their jurisdiction of incorporation and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of incorporation	Ownership percentage
Loan Payment Pro ("LPP")	United States	100%
Nuvei Commerce LLC	United States	100%
Nuvei Consulting Services Ltd.	Israel	100%
Nuvei International Group Limited	Guernsey	100%
Nuvei Ltd.	Cyprus	100%
Nuvei Technologies Corp.	Canada	100%
Nuvei Technologies Inc.	United States	100%
Nuvei Technology & Services B.V.	Netherlands	100%
Nuvei US LLC	United States	100%
Paya Holdings Inc.	United States	100%
Paya Inc.	United States	100%
SimplexCC Ltd.	Israel	100%

Schedule of estimated useful lives of property and equipment
Depreciation is calculated to expense the cost of items of property and equipment less their estimated residual values using the straight-line method over their estimated useful lives and is recognized in the consolidated statements of profit or loss as follows:

Assets	Period
Point-of-sale terminals	3 to 5 years
Computer equipment	3 years
Office equipment, furniture and fixtures	5 years
Leasehold improvements	Lease term
Right-of-use assets – office leases	Lease term

Schedule of estimated useful lives of intangible assets
The estimated useful lives for current and comparative years are as follows:

Assets	Period
Technologies	3 - 15 years
Partner and merchant relationships	5 - 15 years
Development costs and software	3 - 5 years
Distributor commission buyouts	7 years
Trademarks	3 - 15 years

Schedule of financial instruments classification	The Company’s financial instruments have been classified as follows:

Financial instruments	Classification
Financial assets
Cash and cash equivalents	Amortized cost
Trade and other receivables	Amortized cost
Segregated funds	Amortized cost
Advances to third parties	FVTPL
Processor and other deposits	Amortized cost
Loan receivable [1]	Amortized cost
Derivative financial asset [1]	FVOCI
Investments [2]	FVTPL
Investments [2]	FVOCI

Financial liabilities
Trade and other payables	Amortized cost
Derivative financial liability [3]	FVOCI
Due to merchants	Amortized cost
Loans and borrowings	Amortized cost
[1] Loan receivable and derivative financial asset are presented as Other current assets in the consolidated statements of financial position
[2] Investments are presented as Other non-current assets in the consolidated statements of financial position
[3] Derivative financial liability is presented as Other current liabilities and Other non-current liabilities in the consolidated statements of financial position